Details of restructuring charge recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,065	$ 4,094	$ 8,159
Total	$ 4,065		$ 8,159